Organization and Principal Activities	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1	ORGANIZATION AND PRINCIPAL ACTIVITIES

Founder Group Limited (the “Company”) was incorporated in the British Virgin Islands on May 18, 2023 with registered office at Vistra Corporate Services Centre, Wickhams Cay II, Road Town, Tortola, VG1110, British Virgin Islands while principal place of business of the Company at No. 17, Jalan Astana 1D, Bandar Bukit Raja 41050 Klang, Selangor, Malaysia.

The group structure which represents the operating subsidiaries and dormant companies as of the reporting date is as follow:

Details of the Company and its subsidiaries (collectively, the “Group”) are shown in the table below:

	Percentage of effective ownership
	December 31,
Name	Date of incorporation	2024	2023	Place of incorporation	Principal activities
		%	%
Founder Group Limited	May 18, 2023	—	—	British Virgin Islands	Holding company
Founder Energy Sdn. Bhd.	April 13, 2021	100	100	Malaysia	Business of renewable energy activities and related business and activities of holding companies
Founder Energy (Singapore) Pte Ltd	May 27, 2022	100	100	Singapore	Dormant
Founder Assets Sdn. Bhd.	September 21, 2022	100	100	Malaysia	Business in the investment of renewable energy project.

The Company provides engineering, procurement, construction and commissioning (“EPCC”) services for solar photovoltaic (“PV”) facilities in Malaysia primarily through Founder Energy Sdn. Bhd.

On May 27, 2022, the Company incorporate Founder Energy (Singapore) Pte Ltd with domicile in Singapore for future business expansion purpose in Singapore.

On September 21, 2022, the Company incorporate Founder Assets Sdn. Bhd. with domicile in Malaysia to carry out business in the investment of renewable energy project.

On May 18, 2023, Reservoir Energy Link Berhad and Mr. Lee Seng Chi incorporate Founder Group Limited with 51% and 49% equity interest, respectively.

On June 14, 2023, Founder Group Limited acquire 100% equity interest of Founder Energy Sdn. Bhd. from Reservoir Energy Link Berhad and Mr. Lee Seng Chi.